Investment Risks - Popular Total Return Fund	Jul. 28, 2026
Investment Risk
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Investment Risk. There can be no assurance that the Fund will achieve its investment objectives. The ability of the Fund to achieve its investment objectives is subject to a number of risks, including, but not limited to, market risk, credit risk, regulatory risk and liquidity risk. The Fund is also subject to manager risk, which is the risk that poor security selection by the Adviser will cause the Fund to underperform other funds with a similar investment objective.

Market Risk
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Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, the threat or actual imposition of tariffs, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments.

For instance, the 2026 U.S. and Israeli military operation against Iran and the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas. The risk of such events has meaningfully increased in recent periods due to heightened international tensions stemming from rivalry among the world’s dominant economic and military powers.

The impact of pandemics and epidemics and other public health crises that may arise in the future, could also affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Similar health crises may exacerbate other pre-existing political, social and economic risks in certain countries.

ETFs Risk
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ETFs Risk. An investment in the Fund is not equivalent to an investment in the underlying assets held by the Fund because of the operational fees and expenses incurred by the Fund. The Fund currently anticipates that the portion of its assets invested in equity securities will be primarily invested in shares of ETFs. Passive ETFs invest in a portfolio of securities that are designed to track closely the price and yield performance of different market indexes or segments. However, such funds will never be able to do so exactly because of operational fees and expenses incurred by the fund or because of the temporary unavailability of certain of the securities underlying the index. Investors should also be aware that by investing in the Fund, they may, in effect, incur the costs of two levels of investment management services, (1) the services provided by the Adviser to the Fund and (2) the services provided by the managers or advisers of the various funds in which the Fund may invest. The market price of this type of investment on the securities exchange on which they are traded may be lower than their net asset value.

Equity Securities Risk
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Equity Securities Risk. The price of equity securities has historically risen and fallen in periodic cycles. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate.

Foreign Securities Risk
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Foreign Securities Risk. The Fund may invest in foreign securities. Securities of foreign issuers have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Debt Securities Risk
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Risk [Text Block]	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, call risk, income risk and extension risk.
Interest Rate Risk [Member]
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Interest Rate Risk. The Fund will invest in fixed-income securities that are subject to interest rate risks. Interest rate risk is the risk that prices of fixed-income securities generally decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.

Credit Risk [Member]
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Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.

Call and Income Risk
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Call and Income Risk. The Fund is also subject to “call risk,” which is the chance that during periods of falling interest rates, an issuer will “call” – or repay – a relatively high-yielding debt security before the security’s maturity date. Mortgage-backed securities, for example, will generally be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for longer-term bonds. Income risk is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally low for long-term bonds.

Extension Risk
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Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Inverse Securities Risks
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Inverse Securities Risks. Inverse securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Indexed Securities Risks
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Indexed Securities Risks. In addition to shares of index funds, the Fund may invest in indexed securities, whose value is linked to interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

Convertible Securities and Synthetic Convertible Securities Risks
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Convertible Securities and Synthetic Convertible Securities Risks. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Tax Risks
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Tax Risks. The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax under the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), and the Puerto Rico Municipal Code, as amended (the “Municipal Code”), as a registered investment company.

Puerto Rico Income Tax Exemption. To be exempt from Puerto Rico income tax the Fund must meet certain requirements. In Puerto Rico Treasury Determination 19-04, the Puerto Rico Treasury Department held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as a registered investment company under the Investment Companies Act of 2013 (“Act 93-2013”) and thus is entitled to the tax exemption and other tax benefits available under the PR Code to registered investment companies. If such determination is revoked by the Puerto Rico Treasury Department, (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, its dividend income and its short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) if the 15% Puerto Rico income tax had not been withheld on the Fund’s exempt dividends, and it is determined that the failure to withhold was not due to reasonable cause, bona fide residents of Puerto Rico (the “Qualifying Individuals”) within the meaning of Sections 933 and 937 of the U.S. Code would be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.

Municipal License Tax Exemption. Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by the Puerto Rico municipalities. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. The municipality of San Juan may disagree with the holding of PR Treasury Determination 19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

Conduit Rule. Shareholders who are bona fide residents of Puerto Rico should note that, pursuant to the Regulations issued under Section 937(b) of the U.S. Code, dividends treated as Puerto Rico sourced income (under the general sourcing rules otherwise applicable to dividends paid by Puerto Rico corporations) may be treated as income from sources outside of Puerto Rico subject to U.S. federal income tax, if the investment in the Fund is treated as made pursuant to a conduit plan or arrangement (“conduit arrangements”). See “Taxation”. We understand that said conduit regulations were not intended to apply to an actively managed investment company, such as the Fund, that is subject to regulation by governmental authorities and that, therefore, the general sourcing rules should apply to treat the dividends paid by the Fund as Puerto Rico sourced income excluded from U.S. federal income taxes by shareholders that are bona fide residents of Puerto Rico. However, the IRS or the courts may disagree with this interpretation and treat an investment in the Fund as a conduit arrangement, and, as a result, the dividends paid to shareholders who are bona fide residents of Puerto Rico would be treated as income from U.S. sources subject to U.S. federal income taxes of up to 37%.

U.S. Foreign Account Tax Compliance Act. Sections 1471 through 1474 (commonly known as “FATCA”) of the U.S. Code impose a 30% withholding tax upon most payments of U.S. sourced income made to certain “foreign financial institutions” (“FFI”) or “non-financial foreign entities” (“NFFE”), unless certain certification and reporting requirements are satisfied by such entities, including providing information with respect to their respective investors. Pursuant to the final regulations issued by the U.S. Treasury and the IRS relating to FATCA, the Fund will be treated as a NFFE, but the Fund elected to register as a direct reporting NFFE with the IRS. Accordingly, the Fund will be required to provide to the IRS certain information with respect to its investors. If the Fund were to be unable to provide such investor information to the IRS or otherwise fail or be unable to comply with the legal and regulatory requirements of the U.S. Code with respect to FATCA, the Fund’s U.S. sourced income would be reduced, inasmuch as it would be subject to such 30% withholding tax. This reduction may negatively affect the Fund’s ability to fulfill its obligations. See the section entitled “Taxation” and consult your tax adviser.

Mortgage- and Asset-Backed Securities Risks
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Mortgage- and Asset-Backed Securities Risks. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Certificates of Deposit, Time Deposits and Bankers’ Acceptances Risks
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Certificates of Deposit, Time Deposits and Bankers’ Acceptances Risks. The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $250,000 per deposit. The interest on such deposits may not be insured if these limits are exceeded. Time deposits which may be held by the Fund will not benefit from Federal Deposit Insurance Corporation insurance. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Repurchase Agreements Risk
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Repurchase Agreements Risk. The Fund may enter into certain types of repurchase agreements. In the event of default by a repurchase agreement counterparty under any repurchase agreement the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying such repurchase agreements. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent upon intervening fluctuations of the market values of such underlying securities and the accrued interest on the underlying securities. In such event, the Fund would have rights against the respective counterparty for breach of contract with respect to any losses resulting from market fluctuations following the failure of such counterparty to perform.

The yield on repurchase agreements depends on a variety of factors, including, but not limited to, general, municipal and fixed-income securities market conditions, the amount being invested, the financial condition of the respective counterparty, and the maturity and credit quality of the security involved in each transaction.

Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. The Fund may also enter into reverse repurchase agreements in which the Fund purchases portfolio securities from the counterparty, coupled with an agreement to resell them to the counterparty at a specific date and price. The market value of securities purchased under reverse repurchase agreements typically is greater than the cash paid for the purchase. Reverse repurchase agreements involve the risk that the counterparty of the securities purchased by the Fund might be unable to buy them back when the Fund seeks the repurchase. In the event the seller of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such seller or its trustee or receiver may receive an extension of time to determine whether to enforce the counterparty obligation to repurchase the securities, and the counterparty use of the proceeds of the repurchase agreement may effectively be restricted pending such decision.

Dollar Rolls Risk
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Dollar Rolls Risk. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.

Zero Coupon Securities Risk
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Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

Risk Lose Money [Member]
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Risk [Text Block]	As with any mutual fund, you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
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Non-Diversification Risk. As a non-diversified fund, the Fund may invest a relatively high percentage of its assets in a small number of issuers. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. Additionally, the value of the shares is more susceptible to losses related to any single economic, political or regulatory occurrence than the value of shares of a more widely diversified fund.